Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect:	Future Impact of Recently Issued Accounting Standards not yet in Effect:
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements. The Company intends to adopt these standards, if applicable, when they become effective.

Lack of exchangeability – Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted, but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

Presentation and Disclosure in Financial Statements - IFRS 18
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Company is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the consolidated financial statements.

Subsidiaries without Public Accountability: Disclosures - IFRS 19

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.
IFRS 19 will become effective for reporting periods beginning on or after January 1, 2027, with early application permitted.

As the Company’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.

IFRS S1 General requirements for disclosure of sustainability-related financial information and IFRS S2 Climate related disclosures

In June 26, 2023, the IFRS Foundation’s International Sustainability Standards Board (“ISSB”) issued two sustainability standards, IFRS S1 and IFRS S2, requiring entities to disclose information about risks and opportunities related to sustainability and climate, respectively. In Mexico, the Comisión Nacional Bancaria y de Valores (“CNBV”) through amendments to the Circular Única De Emisoras (“CUE”) requires issuers to prepare a sustainability report in accordance with the ISSB standards. The CUE amendments became effective on January 29, 2025 requiring issuers to adopt IFRS S1 and IFRS S2 starting with their 2026 filings for fiscal year 2025.

The Company is currently working in identifying all impacts the adoption of these standards will have on the consolidated financial statements and its related notes.